Investments in affiliates and investments in available-for-sale securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2013 USD ($)	Feb. 18, 2015 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt		$ 1,682,488	$ 1,651,095	$ 1,581,308
Investments in affiliates		183,160	160,071	381,746
Portion of the carrying balance of related party loan		30,112	23,008
Equity in net earnings of affiliated companies		4,399	(202,779)	61,484
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		4,034	4,710		$ 6,763
Estimated maximum potential loss		23,838	18,268
Investments in affiliates		$ 4,750	5,967		$ 4,750
Profit Sharing Arrangement		On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies		$ (1,089)	1,303	$ 1,293
Number of vessels acquired					10
Navios Europe I | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest		7,924	8,198
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		15,914	10,070
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity					$ 24,100
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt					$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		7,011	7,953			$ 9,419
Estimated maximum potential loss		22,463	22,287
Investments in affiliates		$ 6,650	5,894			$ 6,650
Profit Sharing Arrangement		On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies		$ 2,456	(14)
Number of vessels acquired				14
Navios Europe II | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest		10,400	7,944
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		$ 12,063	$ 14,343
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity				$ 43,500
Line of Credit Facility, Increase	$ 14,000
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt				$ 14,000